Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets, Net	INTANGIBLE ASSETS, NET
As of December 31, 2025 and 2024, intangible assets, net were mainly wells unassigned to a reserve and other components of intangible assets, which amounted to Ps. 10,998,869 and Ps. 17,088,277, respectively as follows:
A.    Wells unassigned to a reserve

	2025		2024
Wells unassigned to a reserve:
Balance at the beginning of the year	Ps.	15,573,570	Ps.	18,940,360
Additions to construction in progress	13,057,519		32,273,388
Transfers against expenses	(14,556,138)		(25,944,025)
Transfers against fixed assets	(7,773,944)		(9,696,153)
Balance at the end of the year	Ps.	6,301,007	Ps.	15,573,570
As of December 31, 2025, 2024 and 2023, PEMEX recognized expenses related to unsuccessful wells of Ps. 22,303,028, Ps. 38,990,149 and Ps. 33,966,315, respectively, directly in its statement of comprehensive income.
B.    Other intangible assets

	Licenses		Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance as of January 1, 2025	Ps.	7,183,553	1,949,820	Ps.	9,133,373
Additions	3,559,658		101,626	3,661,284
Effects of foreign exchange	(75,027)		(222,625)	(297,652)
	10,668,184		1,828,821	12,497,005
Amortization accumulated
Balance as of January 1, 2025	(6,779,294)		(839,372)	(7,618,666)
Amortization	(331,402)		(28,630)	(360,032)
Effects of foreign exchange	85,895		93,660	179,555
	(7,024,801)		(774,342)	(7,799,143)
Balance as of December 31, 2025	Ps.	3,643,383	1,054,479	Ps.	4,697,862
Useful lives	1 to 3 years		Up to 36 years

	Licenses		Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance as of January 1, 2024	Ps.	6,562,014	1,587,720	Ps.	8,149,734
Additions	482,932		42,440	525,372
Effects of foreign exchange	138,607		319,660	458,267
	7,183,553		1,949,820	9,133,373
Amortization accumulated
Balance as of January 1, 2024	Ps.	(6,060,212)	(679,063)	(6,739,275)
Amortization	(603,091)		(23,709)	(626,800)
Effects of foreign exchange	(115,991)		(136,600)	(252,591)
	(6,779,294)		(839,372)	(7,618,666)
Balance as of December 31, 2024	Ps.	404,259	1,110,448	Ps.	1,514,707
Useful lives	1 to 3 years		Up to 36 years